Offerings	May 18, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 5,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 794.07
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities registered hereunder include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants to purchase Class A ordinary share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities registered hereunder include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions. Pursuant to Rule 457(g) of the Securities Act, no separate registration fees are payable with respect to the warrants to purchase common stock offered hereby since such warrants are being registered in the same registration statement as the common stock.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon exercise of the Warrants
Maximum Aggregate Offering Price	$ 5,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 794.07
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities registered hereunder include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Underwriter Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities registered hereunder include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions. Pursuant to Rule 457(g) of the Securities Act, no separate registration fees are payable with respect to the warrants to purchase common stock offered hereby since such warrants are being registered in the same registration statement as the common stock.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon exercise of the Underwriter Warrants
Maximum Aggregate Offering Price	$ 539,062.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 74.44
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities registered hereunder include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions.